ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
CitiGo Hotels
Acquisitions
Schedule of allocation of the purchase price as of the date of acquisition

		Amortization Period
Current assets	34
Property and equipment	296	5-12 years
Operating lease right-of-use assets	1,119	Remaining lease terms
Other non-current assets	33
Franchise agreement	61	Remaining contract terms
Brand names	90	Indefinite-life
Goodwill	372
Operating lease liabilities, current	(153)
Other current liabilities	(23)
Operating lease liabilities, non-current	(987)
Other noncurrent liabilities	(5)
Deferred tax liabilities	(33)
Noncontrolling interest	(21)
Total	783